CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Consolidated Statements Of Operations And Comprehensive Loss
License Fees and Royalties		$ 760,329	$ 166,803
TOTAL REVENUES		760,329	166,803
General and Administrative Expenses	1,076,086	994,931	404,791
Goodwill impairment (Note 15)		19,425,346
Stock-based Compensation	2,692,960
Depreciation	4,804	3,452	2,280
LOSS FROM OPERATIONS	(3,773,850)	(19,663,400)	(240,268)
OTHER INCOME
Other income	13,364	106,377	244,325
Interest income	409	2,704	682
OTHER EXPENSES
Interest Expense, net	(96,670)	(88,348)	(97,632)
LOSS BEFORE INCOME TAXES	(3,856,747)	(19,642,667)	(92,893)
INCOME TAX (Note 10)
Net Loss	(3,856,747)	(19,642,667)	(92,893)
Net (Income)/Loss attributable to Non-Controlling interests	(15,624)	(15,620)	15,604
Net Gain/(Loss) attributable to UMeWorld Limited Stockholders	(3,872,371)	(19,658,287)	(77,289)
Comprehensive Loss
Net Gain/(Loss)	(3,872,371)	(19,658,287)	(77,289)
Translation Adjustment	1,174	4,346	(315)
Comprehensive Gain/(Loss)	(3,871,197)	(19,653,941)	(77,604)
Less: Comprehensive Loss Attributable to Non-Controlling Interests	235	(869)	(63)
Comprehensive Gain/(Loss) Attributable to UMeWorld Limited Stockholders	$ (3,870,962)	$ (19,654,810)	$ (77,667)
Per Share Data
Net Loss Per Share, basic and diluted	$ (0.0435)	$ (0.2208)	$ (0.0031)
Weighted Average Number of Common Shares Outstanding	89,036,000	89,036,000	25,023,148